Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MANAGED POOL SERIES
CIK	dei_EntityCentralIndexKey	0001340579
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 23, 2023
Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2023
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Corporate Bond Strategy Portfolio | Federated Hermes Corporate Bond Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCSPX
Federated Hermes High Yield Strategy Portfolio | Federated Hermes High Yield Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHYSX
Federated Hermes Mortgage Strategy Portfolio | Federated Hermes Mortgage Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMBPX